Operating and non-operating costs	6 Months Ended
Jun. 30, 2026
Operating And Non-operating Costs
Operating and non-operating costs

13.	Operating and non-operating costs:

(a)	Operating costs:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025

Personnel	$2,111	$1,856	$4,372	$4,106
Purchased services & materials(1)	1,089	1,244	2,345	3,811
Travel	124	180	179	319
Facilities and other expenses	212	171	422	365
	$3,536	$3,451	$7,318	$8,601

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

(b)	Financing costs:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025

Interest on loan payable	$26	$7	$49	$15
Interest on lease obligations	12	11	26	23
Interest on bank loan	-	-	-	1
Interest on government loans	-	3	-	6
Interest on accounts payable	-	2	-	6
	$38	$23	$75	$51